BNY Mellon Advantage Funds, Inc. (the "Registrant")

-BNY Mellon Structured Midcap Fund (the "Fund")

Incorporated herein by reference is the supplement to the Fund's Summary Prospectus and Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2020 (SEC Accession No. 0000914775-20-000019).